Intangible Asset - Net - Schedule of Intangible Asset - Net (Details) - Computer Software [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Computer software	$ 1,780	$ 1,586
Less: accumulated amortization	300	112
Net carrying value	$ 1,480	$ 1,474